Warrants (Details) - Schedule of warrant activity - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants (Details) - Schedule of warrant activity [Line Items]
Shares, Outstanding, Beginning	2,521,077,555	3,342,376,365	74,910,002
Weighted-Average Exercise Price, Outstanding, Beginning	$ 0.00109
Weighted-Average Remaining Contractual Term, Outstanding, Beginning	2 years 14 days
Aggregate Intrinsic Value, Outstanding, Beginning	$ 14,804,944
Shares, Granted		13,943,650,911	3,321,040,292
Weighted-Average Exercise Price, Granted		$ 0.0004	$ 0.00064
Shares, Exercised			(15,367,659)
Weighted-Average Exercise Price, Exercised			$ 0.06
Shares, Expired/Canceled	(2,509,502,555)
Weighted-Average Exercise Price, Expired/Canceled	$ 0.0005
Shares, Outstanding, Ending	11,575,000	2,521,077,555	3,342,376,365
Weighted-Average Exercise Price, Outstanding, Ending	$ 0.12927	$ 0.00109
Weighted-Average Remaining Contractual Term, Outstanding, Ending	1 year 2 months 1 day	2 years 14 days	2 years 11 months 15 days
Aggregate Intrinsic Value, Outstanding, Ending	$ 9,200	$ 14,804,944
Shares, Exercisable	11,575,000
Weighted-Average Exercise Price, Exercisable	$ 0.12927	$ 0.00109
Weighted-Average Remaining Contractual Term, Exercisable	1 year 2 months 1 day	2 years 14 days
Aggregate Intrinsic Value, Exercisable	$ 9,200	$ 14,804,944